Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Directional Allocation Fund (Class A)‡
Account Value	$ 21,765	$ 21,765	$ 21,765	$ 20,609	$ 20,154	$ 18,075	$ 16,117	$ 16,702	$ 16,461	$ 16,346	$ 16,274	$ 16,240	$ 18,653	$ 19,888	$ 17,962	$ 17,942	$ 16,673	$ 15,661	$ 13,879	$ 13,016	$ 10,994	$ 14,940	$ 13,931	$ 13,813	$ 13,264	$ 11,491	$ 13,775	$ 13,101	$ 12,760	$ 12,434	$ 11,730	$ 11,226	$ 10,796	$ 10,107	$ 9,751	$ 9,537	$ 9,299	$ 9,055	$ 8,603	$ 9,351	$ 9,529	$ 9,359	$ 9,423
Average Annual Return, Percent	28.63%	8.28%	8.09%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	35.05%	9.33%	8.73%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Directional Allocation Fund (Class C)
Account Value	$ 21,566	$ 21,566	$ 21,566	20,451	20,041	17,991	16,065	16,674	16,458	16,370	16,319	16,319	18,779	20,047	18,147	18,147	16,899	15,890	14,121	13,263	11,212	15,271	14,262	14,170	13,630	11,828	14,208	13,546	13,219	12,908	12,198	11,695	11,272	10,562	10,211	10,004	9,773	9,525	9,063	9,868	10,076	9,916	10,000
Average Annual Return, Percent	33.24%	8.62%	7.99%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	34.24%	8.62%	7.99%
Class P
Account Value [Line Items]
Line Graph and Table Measure Name			Directional Allocation Fund (Class P)
Account Value	$ 23,257	$ 23,257	$ 23,257	22,011	21,529	19,296	17,194	17,824	17,545	17,424	17,333	17,308	19,867	21,183	19,127	19,106	17,754	16,664	14,776	13,854	11,695	15,897	14,820	14,695	14,106	12,221	14,646	13,940	13,571	13,226	12,473	11,940	11,485	10,747	10,371	10,135	9,884	9,618	9,139	9,923	10,112	9,931	10,000
Class P | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	35.26%	9.43%	8.81%
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Directional Allocation Fund (Institutional Class)
Account Value	$ 4,766,514	$ 4,766,514	$ 4,766,514	4,509,460	4,406,639	3,948,838	3,516,514	3,641,247	3,583,678	3,557,292	3,537,086	3,527,559	4,049,189	4,313,578	3,891,556	3,883,249	3,607,061	3,384,864	2,997,816	2,809,417	2,370,510	3,221,410	2,998,821	2,972,252	2,851,803	2,469,201	2,957,592	2,812,596	2,737,760	2,667,601	2,513,251	2,404,115	2,310,570	2,160,897	2,082,943	2,036,170	1,983,161	1,928,593	1,831,930	1,989,398	2,025,257	1,987,838	2,000,000
Institutional Class | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	35.55%	9.71%	9.07%
Guggenheim RBP® Dividend Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Dividend Fund (Class A)‡
Account Value	$ 26,050	$ 26,050	$ 26,050	24,278	23,531	21,143	19,028	19,598	18,649	18,132	16,216	17,455	20,233	20,996	18,885	19,416	18,587	16,168	13,513	12,720	10,360	15,486	14,248	13,958	13,597	12,032	13,778	13,209	12,915	13,015	12,151	11,662	11,397	10,954	10,578	10,496	10,172	9,748	9,208	9,562	10,055	9,954	9,422
Average Annual Return, Percent	30.39%	11.73%	10.05%
Guggenheim RBP® Dividend Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	36.91%	12.83%	10.70%
Guggenheim RBP® Dividend Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Dividend Fund (Class C)
Account Value	$ 25,699	$ 25,699	$ 25,699	23,995	23,316	20,973	18,922	19,519	18,619	18,143	16,236	17,521	20,340	21,152	19,052	19,630	18,829	16,406	13,746	12,965	10,572	15,834	14,599	14,317	13,986	12,395	14,221	13,665	13,385	13,516	12,641	12,156	11,901	11,466	11,093	11,017	10,701	10,277	9,707	10,097	10,641	10,552	10,000
Average Annual Return, Percent	34.81%	11.97%	9.90%
Guggenheim RBP® Dividend Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	35.81%	11.97%	9.90%
Guggenheim RBP® Dividend Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Dividend Fund (Institutional Class)
Account Value	$ 5,686,344	$ 5,686,344	$ 5,686,344	5,295,898	5,134,276	4,605,195	4,143,048	4,266,047	4,059,813	3,944,552	3,520,420	3,789,713	4,389,335	4,552,126	4,091,942	4,204,134	4,021,524	3,497,688	2,921,566	2,747,636	2,235,336	3,339,374	3,071,458	3,007,534	2,928,496	2,591,198	2,962,931	2,839,095	2,775,194	2,793,829	2,605,729	2,500,542	2,442,792	2,345,682	2,265,027	2,243,654	2,172,022	2,080,551	1,961,412	2,035,644	2,140,310	2,115,306	2,000,000
Guggenheim RBP® Dividend Fund | Institutional Class | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	37.25%	13.11%	11.01%
Guggenheim RBP® Dividend Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Dividend Fund (Class P)
Account Value	$ 27,706	$ 27,706	$ 27,706	25,812	25,026	22,483	20,241	20,852	19,850	19,290	17,236	18,578	21,525	22,337	20,085	20,654	19,765	17,199	14,375	13,539	11,023	16,471	15,152	14,846	14,460	12,805	14,650	14,048	13,738	13,851	12,924	12,412	12,123	11,655	11,258	11,162	10,817	10,373	9,780	10,160	10,685	10,567	10,000
Guggenheim RBP® Dividend Fund | Class P | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	36.88%	12.83%	10.73%
Guggenheim RBP® Large-Cap Defensive Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Defensive Fund (Class A)†
Account Value	$ 23,642	$ 23,642	$ 23,642	22,450	21,786	19,519	17,710	18,373	17,300	16,169	15,196	16,268	19,229	21,022	18,520	19,084	17,758	17,178	15,567	14,659	12,412	16,147	15,353	14,922	14,034	12,382	14,170	13,408	13,056	13,127	12,293	11,645	11,249	10,580	10,388	10,507	10,089	9,830	9,560	10,065	10,056	10,002	9,428
Average Annual Return, Percent	27.19%	7.97%	8.99%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	33.50%	9.02%	9.63%
Guggenheim RBP® Large-Cap Defensive Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Defensive Fund (Class P)
Account Value	$ 25,120	$ 25,120	$ 25,120	23,867	23,151	20,744	18,814	19,528	18,398	17,188	16,157	17,287	20,440	22,343	19,696	20,291	18,882	18,256	16,554	15,590	13,203	17,181	16,319	15,861	14,917	13,158	15,074	14,260	13,883	13,956	13,070	12,375	11,952	11,247	11,050	11,174	10,728	10,438	10,148	10,686	10,667	10,601	10,000
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	33.52%	9.01%	9.65%
Guggenheim RBP® Large-Cap Defensive Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Defensive Fund (Class C)
Account Value	$ 23,320	$ 23,320	$ 23,320	22,191	21,563	19,367	17,589	18,280	17,255	16,167	15,205	16,314	19,325	21,145	18,680	19,293	17,986	17,421	15,827	14,927	12,655	16,505	15,710	15,312	14,426	12,745	14,622	13,851	13,515	13,615	12,772	12,118	11,730	11,065	10,884	11,032	10,609	10,344	10,077	10,624	10,633	10,585	10,000
Average Annual Return, Percent	31.42%	8.22%	8.84%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	32.42%	8.22%	8.84%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Defensive Fund (Institutional Class)
Account Value	$ 5,150,551	$ 5,150,551	$ 5,150,551	4,890,017	4,741,713	4,244,695	3,848,955	3,988,699	3,757,123	3,509,576	3,297,045	3,524,290	4,166,158	4,548,886	4,005,354	4,125,294	3,838,070	3,708,661	3,359,211	3,162,514	2,673,846	3,479,073	3,303,451	3,208,821	3,016,693	2,658,246	3,041,418	2,876,230	2,798,494	2,813,069	2,632,818	2,492,083	2,405,477	2,262,578	2,220,232	2,244,947	2,152,266	2,094,597	2,034,910	2,141,715	2,136,093	2,122,977	2,000,000
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	33.82%	9.29%	9.92%
Guggenheim RBP® Large-Cap Value Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Value Fund (Class A)†
Account Value	$ 20,590	$ 20,590	$ 20,590	18,861	19,460	17,629	16,278	17,018	16,816	16,917	14,765	15,778	17,770	18,391	16,594	16,991	15,912	14,550	12,731	12,184	10,500	14,634	13,847	13,550	13,308	11,678	13,505	12,804	12,779	12,816	12,127	11,636	11,462	10,971	10,271	10,080	9,825	9,623	9,086	9,564	9,923	10,043	9,426
Average Annual Return, Percent	20.51%	7.22%	7.49%
Guggenheim RBP® Large-Cap Value Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	26.49%	8.26%	8.13%
Guggenheim RBP® Large-Cap Value Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Value Fund (Class C)
Account Value	$ 20,248	$ 20,248	$ 20,248	18,589	19,205	17,444	16,131	16,897	16,727	16,863	14,752	15,792	17,822	18,465	16,697	17,136	16,060	14,728	12,903	12,379	10,696	14,926	14,148	13,869	13,646	11,999	13,896	13,207	13,207	13,257	12,571	12,090	11,930	11,438	10,732	10,551	10,302	10,110	9,555	10,078	10,462	10,643	10,000
Average Annual Return, Percent	24.52%	7.43%	7.31%
Guggenheim RBP® Large-Cap Value Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	25.52%	7.43%	7.31%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Value Fund (Institutional Class)
Account Value	$ 4,487,659	$ 4,487,659	$ 4,487,659	4,106,190	4,235,745	3,836,283	3,538,577	3,694,742	3,652,152	3,669,898	3,203,324	3,419,163	3,850,841	3,977,603	3,588,519	3,674,524	3,437,267	3,140,695	2,745,158	2,628,343	2,263,295	3,151,091	2,981,432	2,915,623	2,861,259	2,509,324	2,901,024	2,747,666	2,742,554	2,747,666	2,597,484	2,490,991	2,451,636	2,345,143	2,193,360	2,152,277	2,095,218	2,051,853	1,933,756	2,033,962	2,108,583	2,134,167	2,000,000
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	26.82%	8.52%	8.42%
Guggenheim RBP® Large-Cap Value Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name			RBP® Large-Cap Value Fund (Class P)
Account Value	$ 21,882	$ 21,882	$ 21,882	20,048	20,678	18,732	17,307	18,069	17,870	17,960	15,694	16,767	18,878	19,529	17,621	18,047	16,907	15,462	13,522	12,954	11,162	15,562	14,715	14,402	14,159	12,422	14,360	13,620	13,594	13,620	12,890	12,369	12,183	11,662	10,916	10,720	10,443	10,224	9,644	10,152	10,529	10,659	10,000
Guggenheim RBP® Large-Cap Value Fund | Class P | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	26.43%	8.26%	8.15%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Directional Allocation Fund | Class C S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Directional Allocation Fund | Class P S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Directional Allocation Fund | Institutional Class S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 7,019,604	$ 7,019,604	$ 7,019,604	6,629,362	6,357,039	5,750,067	5,148,165	5,322,389	4,894,505	4,553,151	4,233,086	4,450,380	5,304,457	5,560,141	5,007,913	4,978,933	4,586,814	4,320,052	3,852,094	3,536,320	2,933,652	3,648,730	3,345,311	3,289,447	3,153,716	2,774,986	3,208,812	2,979,101	2,880,198	2,902,230	2,721,399	2,604,699	2,526,671	2,382,166	2,294,422	2,209,317	2,156,373	2,127,695	1,987,710	2,124,494	2,118,603	2,098,653	2,000,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Dividend Fund | Class A S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Dividend Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Dividend Fund | Institutional Class | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 7,019,604	$ 7,019,604	$ 7,019,604	6,629,362	6,357,039	5,750,067	5,148,165	5,322,389	4,894,505	4,553,151	4,233,086	4,450,380	5,304,457	5,560,141	5,007,913	4,978,933	4,586,814	4,320,052	3,852,094	3,536,320	2,933,652	3,648,730	3,345,311	3,289,447	3,153,716	2,774,986	3,208,812	2,979,101	2,880,198	2,902,230	2,721,399	2,604,699	2,526,671	2,382,166	2,294,422	2,209,317	2,156,373	2,127,695	1,987,710	2,124,494	2,118,603	2,098,653	2,000,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Dividend Fund | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 7,019,604	$ 7,019,604	$ 7,019,604	6,629,362	6,357,039	5,750,067	5,148,165	5,322,389	4,894,505	4,553,151	4,233,086	4,450,380	5,304,457	5,560,141	5,007,913	4,978,933	4,586,814	4,320,052	3,852,094	3,536,320	2,933,652	3,648,730	3,345,311	3,289,447	3,153,716	2,774,986	3,208,812	2,979,101	2,880,198	2,902,230	2,721,399	2,604,699	2,526,671	2,382,166	2,294,422	2,209,317	2,156,373	2,127,695	1,987,710	2,124,494	2,118,603	2,098,653	2,000,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Value Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Value Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 7,019,604	$ 7,019,604	$ 7,019,604	6,629,362	6,357,039	5,750,067	5,148,165	5,322,389	4,894,505	4,553,151	4,233,086	4,450,380	5,304,457	5,560,141	5,007,913	4,978,933	4,586,814	4,320,052	3,852,094	3,536,320	2,933,652	3,648,730	3,345,311	3,289,447	3,153,716	2,774,986	3,208,812	2,979,101	2,880,198	2,902,230	2,721,399	2,604,699	2,526,671	2,382,166	2,294,422	2,209,317	2,156,373	2,127,695	1,987,710	2,124,494	2,118,603	2,098,653	2,000,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim RBP® Large-Cap Value Fund | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,260	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911	11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Guggenheim Directional Allocation IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Directional Allocation IndexSM
Account Value	$ 25,742	$ 25,742	$ 25,742	24,282	23,662	21,130	18,749	19,369	19,208	19,208	19,208	19,208	21,976	23,360	21,025	20,920	19,371	18,121	16,017	14,943	12,568	17,065	15,849	15,663	14,991	12,936	15,484	14,721	14,286	13,873	13,035	12,436	11,914	11,103	10,673	10,398	10,094	9,777	9,254	10,028	10,182	9,978	10,000
Average Annual Return, Percent	37.30%	10.19%	9.92%
Directional Allocation Fund | Class C Guggenheim Directional Allocation Index IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Directional Allocation IndexSM
Account Value	$ 25,742	$ 25,742	$ 25,742	24,282	23,662	21,130	18,749	19,369	19,208	19,208	19,208	19,208	21,976	23,360	21,025	20,920	19,371	18,121	16,017	14,943	12,568	17,065	15,849	15,663	14,991	12,936	15,484	14,721	14,286	13,873	13,035	12,436	11,914	11,103	10,673	10,398	10,094	9,777	9,254	10,028	10,182	9,978	10,000
Average Annual Return, Percent	37.30%	10.19%	9.92%
Directional Allocation Fund | Class P Guggenheim Directional Allocation Index IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Directional Allocation IndexSM
Account Value	$ 25,742	$ 25,742	$ 25,742	24,282	23,662	21,130	18,749	19,369	19,208	19,208	19,208	19,208	21,976	23,360	21,025	20,920	19,371	18,121	16,017	14,943	12,568	17,065	15,849	15,663	14,991	12,936	15,484	14,721	14,286	13,873	13,035	12,436	11,914	11,103	10,673	10,398	10,094	9,777	9,254	10,028	10,182	9,978	10,000
Average Annual Return, Percent	37.30%	10.19%	9.92%
Directional Allocation Fund | Institutional Class Guggenheim Directional Allocation Index IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Directional Allocation IndexSM
Account Value	$ 5,148,355	$ 5,148,355	$ 5,148,355	4,856,392	4,732,447	4,225,982	3,749,849	3,873,721	3,841,532	3,841,532	3,841,532	3,841,532	4,395,104	4,671,909	4,204,941	4,184,005	3,874,249	3,624,174	3,203,457	2,988,697	2,513,603	3,412,979	3,169,841	3,132,546	2,998,165	2,587,157	3,096,809	2,944,224	2,857,260	2,774,628	2,607,023	2,487,166	2,382,828	2,220,540	2,134,535	2,079,598	2,018,710	1,955,411	1,850,880	2,005,541	2,036,428	1,995,683	2,000,000
Average Annual Return, Percent	37.30%	10.19%	9.92%
Guggenheim RBP Dividend IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Dividend IndexSM
Account Value	$ 31,893	$ 31,893	$ 31,893	29,633	28,632	25,585	22,939	23,558	22,352	21,667	19,298	20,713	23,953	24,804	22,226	22,781	21,738	18,831	15,668	14,672	11,901	17,779	16,291	15,893	15,435	13,604	15,558	14,864	14,487	14,554	13,531	12,933	12,587	12,051	11,593	11,455	11,058	10,543	9,920	10,272	10,771	10,612	10,000
Average Annual Return, Percent	39.03%	14.38%	12.30%
Guggenheim RBP® Dividend Fund | Class C | Guggenheim RBP Dividend IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Dividend IndexSM
Account Value	$ 31,893	$ 31,893	$ 31,893	29,633	28,632	25,585	22,939	23,558	22,352	21,667	19,298	20,713	23,953	24,804	22,226	22,781	21,738	18,831	15,668	14,672	11,901	17,779	16,291	15,893	15,435	13,604	15,558	14,864	14,487	14,554	13,531	12,933	12,587	12,051	11,593	11,455	11,058	10,543	9,920	10,272	10,771	10,612	10,000
Average Annual Return, Percent	39.03%	14.38%	12.30%
Guggenheim RBP® Dividend Fund | Institutional Class | Guggenheim RBP Dividend IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Dividend IndexSM
Account Value	$ 6,378,675	$ 6,378,675	$ 6,378,675	5,926,613	5,726,495	5,116,949	4,587,853	4,711,694	4,470,366	4,333,370	3,859,604	4,142,558	4,790,585	4,960,894	4,445,274	4,556,291	4,347,501	3,766,164	3,133,565	2,934,472	2,380,295	3,555,815	3,258,193	3,178,654	3,086,932	2,720,815	3,111,512	2,972,706	2,897,460	2,910,793	2,706,126	2,586,600	2,517,375	2,410,262	2,318,582	2,291,096	2,211,674	2,108,613	1,984,077	2,054,336	2,154,294	2,122,356	2,000,000
Average Annual Return, Percent	39.03%	14.38%	12.30%
Guggenheim RBP® Dividend Fund | Class P | Guggenheim RBP Dividend IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Dividend IndexSM
Account Value	$ 31,893	$ 31,893	$ 31,893	29,633	28,632	25,585	22,939	23,558	22,352	21,667	19,298	20,713	23,953	24,804	22,226	22,781	21,738	18,831	15,668	14,672	11,901	17,779	16,291	15,893	15,435	13,604	15,558	14,864	14,487	14,554	13,531	12,933	12,587	12,051	11,593	11,455	11,058	10,543	9,920	10,272	10,771	10,612	10,000
Average Annual Return, Percent	39.03%	14.38%	12.30%
Guggenheim RBP Large-Cap Defensive IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Defensive IndexSM
Account Value	$ 28,590	$ 28,590	$ 28,590	27,083	26,174	23,379	21,132	21,854	20,524	19,125	17,915	19,124	22,563	24,635	21,631	22,228	20,613	19,874	17,977	16,826	14,184	18,416	17,455	16,904	15,842	13,929	15,917	15,036	14,589	14,630	13,658	12,881	12,392	11,626	11,376	11,485	10,977	10,632	10,297	10,810	10,760	10,644	10,000
Average Annual Return, Percent	35.29%	10.37%	11.08%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Guggenheim RBP Large-Cap Defensive IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Defensive IndexSM
Account Value	$ 28,590	$ 28,590	$ 28,590	27,083	26,174	23,379	21,132	21,854	20,524	19,125	17,915	19,124	22,563	24,635	21,631	22,228	20,613	19,874	17,977	16,826	14,184	18,416	17,455	16,904	15,842	13,929	15,917	15,036	14,589	14,630	13,658	12,881	12,392	11,626	11,376	11,485	10,977	10,632	10,297	10,810	10,760	10,644	10,000
Average Annual Return, Percent	35.29%	10.37%	11.08%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Guggenheim RBP Large-Cap Defensive IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Defensive IndexSM
Account Value	$ 28,590	$ 28,590	$ 28,590	27,083	26,174	23,379	21,132	21,854	20,524	19,125	17,915	19,124	22,563	24,635	21,631	22,228	20,613	19,874	17,977	16,826	14,184	18,416	17,455	16,904	15,842	13,929	15,917	15,036	14,589	14,630	13,658	12,881	12,392	11,626	11,376	11,485	10,977	10,632	10,297	10,810	10,760	10,644	10,000
Average Annual Return, Percent	35.29%	10.37%	11.08%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Guggenheim RBP Large-Cap Defensive IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Defensive IndexSM
Account Value	$ 5,717,929	$ 5,717,929	$ 5,717,929	5,416,674	5,234,772	4,675,767	4,226,461	4,370,777	4,104,834	3,824,934	3,583,005	3,824,753	4,512,651	4,927,096	4,326,114	4,445,544	4,122,626	3,974,734	3,595,321	3,365,279	2,836,871	3,683,173	3,491,048	3,380,806	3,168,338	2,785,715	3,183,376	3,007,289	2,917,841	2,925,957	2,731,521	2,576,223	2,478,392	2,325,133	2,275,293	2,297,005	2,195,331	2,126,497	2,059,484	2,161,922	2,151,943	2,128,775	2,000,000
Average Annual Return, Percent	35.29%	10.37%	11.08%
Guggenheim RBP Large-Cap Value IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Value IndexSM
Account Value	$ 24,815	$ 24,815	$ 24,815	22,647	23,291	21,007	19,347	20,163	19,878	19,978	17,386	18,521	20,838	21,512	19,345	19,751	18,404	16,771	14,625	13,946	11,930	16,709	15,747	15,372	15,055	13,158	15,223	14,365	14,288	14,272	13,447	12,842	12,598	12,031	11,227	10,994	10,660	10,386	9,769	10,248	10,590	10,691	10,000
Average Annual Return, Percent	28.27%	9.52%	9.51%
Guggenheim RBP® Large-Cap Value Fund | Class C | Guggenheim RBP Large-Cap Value IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Value IndexSM
Account Value	$ 24,815	$ 24,815	$ 24,815	22,647	23,291	21,007	19,347	20,163	19,878	19,978	17,386	18,521	20,838	21,512	19,345	19,751	18,404	16,771	14,625	13,946	11,930	16,709	15,747	15,372	15,055	13,158	15,223	14,365	14,288	14,272	13,447	12,842	12,598	12,031	11,227	10,994	10,660	10,386	9,769	10,248	10,590	10,691	10,000
Average Annual Return, Percent	28.27%	9.52%	9.51%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Guggenheim RBP Large-Cap Value IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Value IndexSM
Account Value	$ 4,963,094	$ 4,963,094	$ 4,963,094	4,529,310	4,658,160	4,201,465	3,869,381	4,032,552	3,975,601	3,995,544	3,477,224	3,704,113	4,167,566	4,302,436	3,869,044	3,950,235	3,680,743	3,354,155	2,925,033	2,789,128	2,386,008	3,341,886	3,149,333	3,074,453	3,011,029	2,631,631	3,044,628	2,872,970	2,857,624	2,854,487	2,689,354	2,568,470	2,519,627	2,406,156	2,245,311	2,198,701	2,132,061	2,077,261	1,953,853	2,049,532	2,117,912	2,138,185	2,000,000
Average Annual Return, Percent	28.27%	9.52%	9.51%
Guggenheim RBP® Large-Cap Value Fund | Class P | Guggenheim RBP Large-Cap Value IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim RBP Large-Cap Value IndexSM
Account Value	$ 24,815	$ 24,815	$ 24,815	$ 22,647	$ 23,291	$ 21,007	$ 19,347	$ 20,163	$ 19,878	$ 19,978	$ 17,386	$ 18,521	$ 20,838	$ 21,512	$ 19,345	$ 19,751	$ 18,404	$ 16,771	$ 14,625	$ 13,946	$ 11,930	$ 16,709	$ 15,747	$ 15,372	$ 15,055	$ 13,158	$ 15,223	$ 14,365	$ 14,288	$ 14,272	$ 13,447	$ 12,842	$ 12,598	$ 12,031	$ 11,227	$ 10,994	$ 10,660	$ 10,386	$ 9,769	$ 10,248	$ 10,590	$ 10,691	$ 10,000
Average Annual Return, Percent	28.27%	9.52%	9.51%